Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	99-0212597
Current value	$ 211,237,894
Participant notes receivable	$ 2,441,707
Plan number	003
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate (as a percent)	2.00%	2.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate (as a percent)	3.625%	3.625%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 193,133,113
Total common stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,477,221
Investment, Identifier [Axis]: Central Pacific Financial Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,462,775
Investment, Identifier [Axis]: Hartford Schroders U.S. Small Cap Opportunities Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,046,349
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,446
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	107,716
Investment, Identifier [Axis]: Vanguard Growth and Income Fund: Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,716,756
Investment, Identifier [Axis]: Vanguard International Growth Fund: Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,009,565
Investment, Identifier [Axis]: Vanguard Long-Term Investment Grade Fund: Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,099,051
Investment, Identifier [Axis]: Vanguard PRIMECAP Fund: Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,913,228
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,185,853
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,334,980
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,469,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,421,492
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,830,375
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,427,799
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,983,538
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,754,107
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,631,727
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,488,264
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	745,422
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	48,571
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,096,911
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund: Institutional Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7,061,615
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,081,457
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	13,721,457
Investment, Identifier [Axis]: Vanguard Total Stock Market Index Fund: Institutional Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,537,587
Investment, Identifier [Axis]: Vanguard Windsor II Fund: Admiral Shares | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 12,606,146